Payroll costs, share based payments and management incentive schemes	12 Months Ended
Dec. 31, 2017
Employee Benefits And Share-Based Payments [Abstract]
Payroll costs, share based payments and management incentive schemes
Payroll costs, share based payments and management incentive schemes

(a)	Payroll costs
The average number of persons employed by the Company (excluding non-Executive Directors) is analyzed and set out below:

	Successor	Successor	Successor	Successor	Predecessor
	Year ended December 31, 2017	Year ended December 31, 2016	9 months ended December 31, 2015	Year ended March 31, 2015	5 months ended May 31, 2015
Production	2,285	2,627	2,605	—	1,635
Administration, distribution & sales	1,572	1,571	1,767	—	1,047
Total number of employees	3,857	4,198	4,372	—	2,682

For the year ended March 31, 2015, the Successor did not have any operations or employees and accordingly no compensation or benefits were paid.
The table below discloses the Company’s aggregate payroll costs of these persons. Payroll costs exclude long term management incentive scheme and share based payment costs, but includes bonus costs, in particular those associated with a non-cash bonus for key management employees, whereby 13,104 Ordinary shares of the Company were issued to the recipients’ on November 27, 2015.

	Successor	Successor	Successor	Successor	Predecessor
	Year ended December 31, 2017	Year ended December 31, 2016	9 months ended December 31, 2015	Year ended March 31, 2015	5 months ended May 31, 2015
	€m	€m	€m	€m	€m
Wages and salaries	200.8	205.4	126.7	—	72.1
Social security costs	42.0	45.9	27.5	—	12.5
Other pension costs	14.6	13.2	6.0	—	4.2
Total payroll costs	257.4	264.5	160.2	—	88.8

(b)	Share based payments
Successor
During 2015, the Company established a discretionary share award scheme, the LTIP, which enables the Company’s Compensation Committee to make grants (“Awards”) in the form of rights over ordinary shares, to any Director, Non-Executive Director or employee of the Company. However, it is the Committee’s current intention that Awards be granted only to Directors and senior management, whilst recognizing a separate annual Restricted Stock Award for Non-Executive Directors.
All Awards are to be settled by physical delivery of shares.
Non-Executive Director Restricted Share Awards
In accordance with the Board approved independent Non-Executive Director compensation guidelines, each independent Non-Executive Director is granted $100,000 of restricted shares annually on the date of the annual general meeting, valued at the closing market price for such shares on this date. The restricted shares vest on the earlier to occur of the date of the Company’s annual meeting of shareholders or thirteen months from the date of grant.
The Non-Executive Directors restricted share awards, granted at a share price of $11.50 on December 7, 2015, vested on June 16, 2016 and were issued in July 2016 at a share price of $8.98. Of the total 34,780 number of shares vesting, 11,568 shares were held back from issue by the Company as settlement towards personal tax liabilities arising on the vested shares.
The Non-Executive Directors restricted share awards granted on June 16, 2016, which consisted of 55,680 shares at a share price of $8.98, vested on June 19, 2017 and were issued at a share price of $14.38, resulting in a €0.3 million increase in the share based compensation reserve. Of the total 55,680 number of shares vesting, 9,384 shares were held back from issue by the Company as settlement towards personal tax liabilities arising on the vested shares.
On June 19, 2017, Non-Executive Directors were granted 41,724 restricted share awards at a share price of $14.38. On August 22, 2017, two new Non-Executive Directors were granted a pro-rata 11,774 restricted share awards at the same share price and vesting conditions as the previous grant.
The total charge for Non-Executive Director grants within the Statement of Consolidated Profit or Loss for the year ended December 31, 2017 for stock compensation awards was €0.8 million (year ended December 31, 2016: €0.6 million; nine months ended December 31, 2015: €0.1 million).
Director and Senior Management Share Awards
As part of its long term incentive initiatives, the Company has issued 4,927,000 restricted shares to the management team (the “Management Share Awards”). 3,837,000 shares (net of 770,000 forfeitures in the period) are currently allocated for the January 1, “2016” grant and a further 1,090,000 shares (including 485,000 new awards granted in the period) have been allocated for the January 1, “2017” grant. Relevant to each grant, half of the awards are contingent upon achieving a benchmark market share price and the other half of the awards will vest provided one of a range of cumulative EBITDA performance targets is met over a four year period. If the share price benchmark is met, the shares for this portion of the awards will vest 50% over a two year period and 50% over a four year period. For the 2016 grant, the two year period is through to January 1, 2018 and the four year period through to January 1, 2020. For the 2017 grant, the two year period is through to January 1, 2019 and the four year period through to January 1, 2021. The other half of the 2016 and 2017 awards will vest on January 1, 2020 and January 1, 2021 respectively provided one of a range of cumulative EBITDA performance targets is met over a four year period from January 1, 2016 to December 31, 2019 for the 2016 grant and from January 1, 2017 to December 31, 2020 for the 2017 grant.
The stock compensation charge reported within the Consolidated Statement of Profit or Loss for the year ended December 31, 2017 related to the management plan is €1.8 million (year ended December 31, 2016: €0.6 million; nine months ended December 31, 2015: €nil)
The Company calculates the cost of the Management Share Awards based upon their fair value using the Monte Carlo Model, which is considered to be the most appropriate methodology considering the restricted shares only vest once the market performance conditions have been satisfied, as well as expected exercise period and the payment of dividends by the Company. Following a revision to the January 1, 2016 award EBITDA Performance Target Conditions and updating for scheme leavers, the inputs and assumptions underlying the Monte Carlo models for both awards are now as follows:

	January 1, 2016 award	January 1, 2017 award
Grant date price	$12.00	$9.57
Exercise price	$—	$—
Expected life of restricted share	3.02 – 4.00 years	3.11 – 4.00 years
Expected volatility of the share price	20.0%	23.0%
Dividend yield expected	—%	—%
Risk free rate	1.59%	1.83%
Employee exit rate	16.0%	16.0%
EBITDA Performance Target Condition	5.0%-75.0%	5.0%-75.0%

The expected volatility of the share price inputs of 20.0% and 23.0% were estimated by referencing selected quoted companies which are considered to exhibit some degree of comparability with the Company, as the Company has only been listed for approximately two years at the time of the 2017 grant.
Based on the revised assessment in the current period of fair value and the number of shares expected to vest, the total fair value in respect of the Restricted Shares as at the January 1, 2016 grant date is $6.3 million (€5.9 million) and $0.6 million (€0.6 million) as at the January 1, 2017 grant date.

Share based compensation reserve
€m
Balance as of January 1, 2017	1.0
Non-Executive Director restricted share awards charge	0.8
Directors and Senior Management share awards charge	1.8
Vesting of Non-Executive Director restricted shares	(0.7)

Balance as of December 31, 2017	2.9

Initial Options
On April 11, 2014 Lord Myners, Alun Cathcart (resigned February 2016) and Guy Yamen (resigned June 2015), all Non-Executive Directors, were granted options (“Initial Options”) to purchase a maximum of 125,000 Ordinary Shares at an exercise price of $11.50 per ordinary share (subject to such adjustment to the number of Ordinary Shares and/or the exercise price as the Directors consider appropriate in accordance with the terms of the Initial Option Deeds in respect of an issue of Ordinary Shares by way of a dividend or distribution to holders of Ordinary Shares, a subdivision or consolidation or any other variation to the share capital of Nomad, as determined by the Directors).
The awards are now exercisable within a five year period, which commenced on the trading day immediately following the Iglo Group acquisition on June 1, 2015. Nomad has calculated the cost of the Initial Options based upon their fair value and taking into account the vesting period and using the Black-Scholes methodology. The valuation of the Initial Options has been based on the following assumptions:

–	market value of Ordinary Shares at the grant date of $10.00;

–	an exercise price of $11.50;

–	1 year expected time to acquisition;

–	probability of acquisition of 61%;

–	volatility of 17.03%; and

–	a risk free interest rate of 0.84%.
Such securities and awards have been accounted for in accordance with “IFRS 2—Share Based Payment”. Based on the preceding assumptions, the total value for the Initial Options is €0.06 million. There were no forfeitures at the grant date and the expense was recognized over an estimated 2-year period ended on April 1, 2016.
Predecessor
In prior years for the Predecessor, certain employees of the Predecessor were offered the opportunity to participate in one of several Predecessor share schemes through which they could subscribe for shares of the Permira Partnership, the ultimate controlling party of the Predecessor. These schemes were accounted for under IFRS 2 “Share Based Payments” and represented equity settled share based payments.
Due to the sale of the Iglo Group, the vesting of the equity settled share based payment scheme was accelerated. The resulting €3.2 million charge to the Consolidated Statement of Profit or Loss for the five months ended May 31, 2015, reflected the accelerated vesting of non-forfeited interests in the scheme. The plans were equity settled.

(c)	Management incentive schemes
Successor
Subsequent to the sale of Iglo and specific to the terms of a Predecessor incentive scheme, €1.9 million was charged to the Consolidated Statement of Profit or Loss during the year ended December 31, 2016. €3.5 million was charged in the nine month period to December 31, 2015. This scheme ended in May 2016.
Predecessor
Certain members of the Predecessor’s management team previously participated in certain incentive schemes. The completion of the sale of the Iglo Group to the Company on June 1, 2015 was a triggering event under the cash settled schemes. The resulting €19.7 million charge to the Consolidated Statement of Profit or Loss for the five months ended May 31, 2015, reflected the acceleration of the charges to align the cumulative charges recognized to the amount that was paid in June 2015.